Employee Benefits, Pension and Other Benefit Plan Assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) strategy	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Investments at NAV	$ 48	$ 642
Total plan assets	10,113	8,832
Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Investments at NAV	592	605
Net receivables	48	68
Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Investments at NAV	189	179
Net receivables	0	0
Total plan assets	549	568	$ 624
Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	52	61	79
Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	$ 23	23	22
Long duration fixed income [Member] | Pension plan assets [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Duration target	10 years
Long duration fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	$ 19	16	12
High-yield fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	$ 0	4	5
Domestic large-cap stocks [Member] | Pension plan assets [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Number of unique investment strategies | strategy	8
Global stocks [Member] | Pension plan assets [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Number of unique investment strategies | strategy	4
Asset allocation, minimum of target mix range	40.00%
Asset allocation, maximum of target mix range	60.00%
International stocks [Member] | Pension plan assets [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Number of unique investment strategies | strategy	5
Real estate [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	$ 25	33	32
Other [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	8	8	30
Other [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	$ 23	23	$ 22
Maximum [Member] | Investment Strategy [Member] | Defined Benefit Plan, Total Plan Assets [Member] | Domestic large-cap stocks [Member] | Pension plan assets [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Concentration risk, percentage	2.50%
Maximum [Member] | Investment Strategy [Member] | Defined Benefit Plan, Total Plan Assets [Member] | Global stocks [Member] | Pension plan assets [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Concentration risk, percentage	1.50%
Maximum [Member] | Investment Strategy [Member] | Defined Benefit Plan, Total Plan Assets [Member] | International stocks [Member] | Pension plan assets [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Concentration risk, percentage	2.50%
Excluding NAV Investments [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	$ 9,480	8,163
Excluding NAV Investments [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	360	389
Excluding NAV Investments [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	2,851	2,368
Excluding NAV Investments [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	127	143
Excluding NAV Investments [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	6,577	5,734
Excluding NAV Investments [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	210	223
Excluding NAV Investments [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	52	61
Excluding NAV Investments [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	23	23
Excluding NAV Investments [Member] | Cash and cash equivalents [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	279	114
Excluding NAV Investments [Member] | Cash and cash equivalents [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	108	122
Excluding NAV Investments [Member] | Cash and cash equivalents [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	4	5
Excluding NAV Investments [Member] | Cash and cash equivalents [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	103	119
Excluding NAV Investments [Member] | Cash and cash equivalents [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	275	109
Excluding NAV Investments [Member] | Cash and cash equivalents [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	5	3
Excluding NAV Investments [Member] | Cash and cash equivalents [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Cash and cash equivalents [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Long duration fixed income [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	4,910	3,715
Excluding NAV Investments [Member] | Long duration fixed income [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Long duration fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	868	446
Excluding NAV Investments [Member] | Long duration fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Long duration fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	4,023	3,253
Excluding NAV Investments [Member] | Long duration fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Long duration fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	19	16
Excluding NAV Investments [Member] | Long duration fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Intermediate (core) fixed income [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	307	503
Excluding NAV Investments [Member] | Intermediate (core) fixed income [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	98	110
Excluding NAV Investments [Member] | Intermediate (core) fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	4
Excluding NAV Investments [Member] | Intermediate (core) fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Intermediate (core) fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	307	499
Excluding NAV Investments [Member] | Intermediate (core) fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	98	110
Excluding NAV Investments [Member] | Intermediate (core) fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Intermediate (core) fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | High-yield fixed income [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	263	280
Excluding NAV Investments [Member] | High-yield fixed income [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | High-yield fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	5	0
Excluding NAV Investments [Member] | High-yield fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | High-yield fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	258	276
Excluding NAV Investments [Member] | High-yield fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | High-yield fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	4
Excluding NAV Investments [Member] | High-yield fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | International fixed income [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	315	301
Excluding NAV Investments [Member] | International fixed income [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | International fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	54	51
Excluding NAV Investments [Member] | International fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | International fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	261	250
Excluding NAV Investments [Member] | International fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | International fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | International fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Domestic large-cap stocks [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	1,066	1,137
Excluding NAV Investments [Member] | Domestic large-cap stocks [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	68	71
Excluding NAV Investments [Member] | Domestic large-cap stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	750	809
Excluding NAV Investments [Member] | Domestic large-cap stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Domestic large-cap stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	316	328
Excluding NAV Investments [Member] | Domestic large-cap stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	68	71
Excluding NAV Investments [Member] | Domestic large-cap stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Domestic large-cap stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Domestic mid-cap stocks [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	329	351
Excluding NAV Investments [Member] | Domestic mid-cap stocks [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	18	18
Excluding NAV Investments [Member] | Domestic mid-cap stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	205	226
Excluding NAV Investments [Member] | Domestic mid-cap stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Domestic mid-cap stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	124	125
Excluding NAV Investments [Member] | Domestic mid-cap stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	18	18
Excluding NAV Investments [Member] | Domestic mid-cap stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Domestic mid-cap stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Domestic small-cap stocks [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	197	220
Excluding NAV Investments [Member] | Domestic small-cap stocks [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	10	10
Excluding NAV Investments [Member] | Domestic small-cap stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	185	207
Excluding NAV Investments [Member] | Domestic small-cap stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Domestic small-cap stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	12	13
Excluding NAV Investments [Member] | Domestic small-cap stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	10	10
Excluding NAV Investments [Member] | Domestic small-cap stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Domestic small-cap stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Global stocks [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	462	209
Excluding NAV Investments [Member] | Global stocks [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Global stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	90	48
Excluding NAV Investments [Member] | Global stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Global stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	372	161
Excluding NAV Investments [Member] | Global stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Global stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Global stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | International stocks [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	736	750
Excluding NAV Investments [Member] | International stocks [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	32	33
Excluding NAV Investments [Member] | International stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	515	463
Excluding NAV Investments [Member] | International stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	21	22
Excluding NAV Investments [Member] | International stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	221	287
Excluding NAV Investments [Member] | International stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	11	11
Excluding NAV Investments [Member] | International stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | International stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Emerging market stocks [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	277	311
Excluding NAV Investments [Member] | Emerging market stocks [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Emerging market stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Emerging market stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Emerging market stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	277	311
Excluding NAV Investments [Member] | Emerging market stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Emerging market stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Emerging market stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Real estate [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	142	143
Excluding NAV Investments [Member] | Real estate [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Real estate [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	116	109
Excluding NAV Investments [Member] | Real estate [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Real estate [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	1	1
Excluding NAV Investments [Member] | Real estate [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Real estate [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	25	33
Excluding NAV Investments [Member] | Real estate [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Hedge funds [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	112	55
Excluding NAV Investments [Member] | Hedge funds [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Hedge funds [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	59	0
Excluding NAV Investments [Member] | Hedge funds [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Hedge funds [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	53	55
Excluding NAV Investments [Member] | Hedge funds [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Hedge funds [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Hedge funds [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Other [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	85	74
Excluding NAV Investments [Member] | Other [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	26	25
Excluding NAV Investments [Member] | Other [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Other [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	3	2
Excluding NAV Investments [Member] | Other [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	77	66
Excluding NAV Investments [Member] | Other [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Excluding NAV Investments [Member] | Other [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	8	8
Excluding NAV Investments [Member] | Other [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	23	23
Including NAV Investments [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	10,120	8,836
Including NAV Investments [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	$ 549	$ 568